Taxes on income - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	$ 3,073	$ 3,238
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(436)	(452)
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	892	287
Unrecognized Tax Benefits, Ending Balance	3,529	3,073	$ 3,238
Uncertain Tax Positions
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Interest Expense	173	129	92
Investments, Owned, Federal Income Tax Note [Line Items]
Interest Expense	$ 173	$ 129	$ 92